FAIR VALUE (Tables)	12 Months Ended
Mar. 31, 2013
Assets and Liabilities Measured at Fair Value on Recurring Basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2012				2013
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Marketable equity securities	¥25	¥—	¥—	¥25	¥—	¥—	¥—	¥—
Investment trusts	2,386	—	—	2,386	—	—	—	—

Total equity securities	2,411	—	—	2,411	—	—	—	—

Corporate bonds	2,859	—	—	2,859	—	—	—	—
Government bonds and public bonds	168	—	—	168	—	—	—	—

Total debt securities	3,027	—	—	3,027	—	—	—	—

Foreign currency forward contracts	—	459	—	459	—	956	—	956

Total derivatives	—	459	—	459	—	956	—	956

Total current assets	5,438	459	—	5,897	—	956	—	956

Non-Current Assets:
Marketable equity securities	333,815	—	—	333,815	488,748	—	—	488,748
Investment trusts	66	1,252	—	1,318	21	4,350	—	4,371

Total equity securities	333,881	1,252	—	335,133	488,769	4,350	—	493,119

Corporate bonds	9,082	—	—	9,082	7,601	—	—	7,601
Government bonds and public bonds	1,035	—	—	1,035	—	—	—	—

Total debt securities	10,117	—	—	10,117	7,601	—	—	7,601

Total non-current assets	343,998	1,252	—	345,250	496,370	4,350	—	500,720

Total assets	¥349,436	¥1,711	¥—	¥351,147	¥496,370	¥5,306	¥—	¥501,676

Current Liabilities:
Foreign currency forward contracts	¥—	¥5,140	¥—	¥5,140	¥—	¥9,233	¥—	¥9,233
Interest rate swaps	—	28	—	28	—	22	—	22

Total derivatives	—	5,168	—	5,168	—	9,255	—	9,255

Total current liabilities	¥—	¥5,168	¥—	¥5,168	¥—	¥9,255	¥—	¥9,255

Assets Measured at Fair Value on Non-recurring Basis

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2011.

	Balance at March 31, 2011	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2011
	(Yen in millions)
Property, plant and equipment	¥42			¥42	¥(712)
Non-marketable equity securities	0			0	(3)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2012.

	Balance at March 31, 2012	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2012
	(Yen in millions)
Property, plant and equipment	¥116			¥116	¥(241)
Non-marketable equity securities	1			1	(2)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2013.

	Balance at March 31, 2013	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2013
	(Yen in millions)
Property, plant and equipment	¥—			¥—	¥(286)
Non-marketable equity securities	0			0	(1)

Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2012		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt and equity securities	¥47,175	¥47,116	¥43,893	¥43,910
Long-term investments in debt and equity securities	372,779	372,846	506,490	506,551
Other long-term investments (excluding investments in affiliates and unconsolidated subsidiaries)	17,501	17,526	9,516	9,516

Total	¥437,455	¥437,488	¥559,899	¥559,977

Liabilities (b):
Long-term debt (including due within one year)	¥31,807	¥32,028	¥30,672	¥30,691

Total	¥31,807	¥32,028	¥30,672	¥30,691

(a)	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate the fair value because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2012 and 2013 were ¥15,380 million and ¥9,428 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 1 and Level 2.
(b)	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.